Derivative financial instruments - Summary of the Derivative financial instruments portfolio (assets and liabilities) by type of instrument (Detail) - BRL (R$) R$ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount	R$ 385,135,262	R$ 520,217,621	R$ 88,689,738
Derivative financial liabilities, notional amount	446,351,074	492,067,822	86,580,121
Derivative financial assets	8,514,793	4,085,004	1,692,031
Derivative financial liabilities	R$ 7,526,075	R$ 3,229,236	R$ 991,399
Percentage of derivative financial assets	100.00%	100.00%	100.00%
Percentage of derivative financial liabilities	100.00%	100.00%	100.00%
Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ 3,551,625	R$ 2,028,463	R$ 628,432
Derivative financial liabilities	2,513,265	1,763,063	153,152
From 3 to 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	2,498,360	1,306,020	471,882
Derivative financial liabilities	2,441,147	678,405	242,506
Later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	2,464,808	750,521	591,717
Derivative financial liabilities	2,571,663	787,768	595,741
Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount	3,864,467	3,955,473	3,454,728
Derivative financial liabilities, notional amount	2,915,357	3,420,857	3,981,304
Derivative financial assets	789,707	1,133,768	244,262
Derivative financial liabilities	R$ 425,108	R$ 485,164	R$ 247,732
Percentage of derivative financial assets	8.00%	27.00%	14.00%
Percentage of derivative financial liabilities	6.00%	14.00%	25.00%
Swap contract [member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ 392,631	R$ 10,418	R$ 4,675
Derivative financial liabilities	22,309	15,838	7,710
Swap contract [member] | From 3 to 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	11,953	700,668	25,054
Derivative financial liabilities	13,866	40,687	25,094
Swap contract [member] | Later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	385,123	422,682	214,533
Derivative financial liabilities	388,933	428,639	214,928
Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount	707,973	1,857,542	809,202
Derivative financial liabilities, notional amount	4,223,982	164,209	19,142
Derivative financial assets	567,259	187,392	573,963
Derivative financial liabilities	R$ 631,912	R$ 2,480	R$ 17,170
Percentage of derivative financial assets	7.00%	5.00%	34.00%
Percentage of derivative financial liabilities	8.00%	1.00%	2.00%
Forward contract [member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ 545,521	R$ 159,163	R$ 363,863
Derivative financial liabilities	558,697	1,693	16,972
Forward contract [member] | From 3 to 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	3,679	28,175	210,100
Derivative financial liabilities	73,152	325	25
Forward contract [member] | Later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	18,059	54
Derivative financial liabilities	63	462	173
Futures contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount	6,201	15,920,584	5,679,425
Derivative financial assets	R$ 1,216	R$ 21,809	R$ 6,599
Percentage of derivative financial assets	1.00%	1.00%	1.00%
Futures contract [member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ 1,216	R$ 21,809	R$ 4,613
Futures contract [member] | From 3 to 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets			1,986
Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount	380,556,621	498,484,022	78,746,383
Derivative financial liabilities, notional amount	439,211,735	488,482,756	82,579,675
Derivative financial assets	7,156,611	2,742,035	867,207
Derivative financial liabilities	R$ 6,469,055	R$ 2,741,592	R$ 726,497
Percentage of derivative financial assets	84.00%	67.00%	51.00%
Percentage of derivative financial liabilities	86.00%	85.00%	73.00%
Option contract [member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ 2,612,257	R$ 1,837,073	R$ 255,281
Derivative financial liabilities	1,932,259	1,745,532	128,470
Option contract [member] | From 3 to 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	2,482,728	577,177	234,742
Derivative financial liabilities	2,354,129	637,393	217,387
Option contract [member] | Later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	2,061,626	327,785	377,184
Derivative financial liabilities	R$ 2,182,667	R$ 358,667	R$ 380,640